UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

[X]	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2025 to December 31, 2025

Date of Report (Date of earliest event reported)

February 17, 2026

LUMINACE HOLDINGS, LLC

Commission File Number of securitizer: 025-06155

Central Index Key Number of securitizer: 0001917434

Daniel Biller

(646) 992-2440

(Name and telephone number, including area code,

of the person to contact in connection with this filing)

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)	[ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)	[ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)	[X]

Central Index Key Number of depositor:

Central Index Key Number of issuing entity (if applicable):

Central Index Key Number of underwriter (if applicable):

PART I: REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Luminace Holdings, LLC, as securitizer, has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii).

PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

N/A

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

LUMINACE HOLDINGS, LLC

By:	/s/ Daniel Biller
Name: Daniel Biller
Title: Vice President & Assistant Secretary

Date: February 17, 2026